Revenues (Tables)	6 Months Ended
Feb. 29, 2024
Revenues
Summary of revenues by product type and geographical distribution of revenues from external customers

	Three-	Three-	Six-	Six-
	month	month	month	month
	period	period	period	period
	ended	ended	ended	ended
	February 29,	February 28,	February 29,	February 28,
	2024	2023	2024	2023
	$	$	$	$
Sales of boats	170,614	193,956	258,707	351,241
Sales of parts and boat maintenance	5,414	84,020	35,911	174,856
Boat rental and boat club membership revenue	552,583	553,219	1,420,385	1,704,858
	728,611	831,195	1,715,003	2,230,955